Annual Operating Expenses - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity International Index Fund - Fidelity International Index Fund
Apr. 29, 2024
Operating Expenses:
Management fee	0.034%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.001%
Total annual operating expenses	0.035%